Variable Interest Entities (Information about Consolidated VIEs) (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2023	Mar. 31, 2023
Variable Interest Entity [Line Items]
Total assets		¥ 15,795,220	¥ 15,289,385
Total Liabilities		11,951,381	11,674,118
Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Total assets		592,640	566,466
Total Liabilities		404,018	377,935
Variable Interest Entity, Primary Beneficiary | Consolidated VIEs
Variable Interest Entity [Line Items]
Total assets	[1]	932,919	891,063
Total Liabilities	[1]	418,408	398,956
Assets which are pledged as collateral	[2]	592,640	566,466
Commitments	[3]	112,945	100,439
Liquidating customer assets | Variable Interest Entity, Primary Beneficiary | Consolidated VIEs
Variable Interest Entity [Line Items]
Total assets	[1]	0	0
Total Liabilities	[1]	0	0
Assets which are pledged as collateral	[2]	0	0
Commitments	[3]	0	0
Acquisition of real estate and real estate development projects for customers | Variable Interest Entity, Primary Beneficiary | Consolidated VIEs
Variable Interest Entity [Line Items]
Total assets	[1]	1,838	1,907
Total Liabilities	[1]	1	1
Assets which are pledged as collateral	[2]	0	0
Commitments	[3]	0	0
Acquisition of real estate for the Company and its subsidiaries' real estate-related business | Variable Interest Entity, Primary Beneficiary | Consolidated VIEs
Variable Interest Entity [Line Items]
Total assets	[1]	51,898	55,456
Total Liabilities	[1]	10,797	13,060
Assets which are pledged as collateral	[2]	15,807	15,596
Commitments	[3]	0	0
Corporate rehabilitation support business | Variable Interest Entity, Primary Beneficiary | Consolidated VIEs
Variable Interest Entity [Line Items]
Total assets	[1]	629	664
Total Liabilities	[1]	5	7
Assets which are pledged as collateral	[2]	0	0
Commitments	[3]	0	0
Investment in securities | Variable Interest Entity, Primary Beneficiary | Consolidated VIEs
Variable Interest Entity [Line Items]
Total assets	[1]	212,497	180,569
Total Liabilities	[1]	119	399
Assets which are pledged as collateral	[2]	0	0
Commitments	[3]	74,846	62,340
Securitizing financial assets such as finance lease receivable and loan receivable | Variable Interest Entity, Primary Beneficiary | Consolidated VIEs
Variable Interest Entity [Line Items]
Total assets	[1]	210,438	224,949
Total Liabilities	[1]	161,681	155,706
Assets which are pledged as collateral	[2]	210,438	224,949
Commitments	[3]	0	0
Securitization of loan receivable originated by third parties | Variable Interest Entity, Primary Beneficiary | Consolidated VIEs
Variable Interest Entity [Line Items]
Total assets	[1]	523	548
Total Liabilities	[1]	1,036	1,106
Assets which are pledged as collateral	[2]	523	548
Commitments	[3]	0	0
Power generation projects | Variable Interest Entity, Primary Beneficiary | Consolidated VIEs
Variable Interest Entity [Line Items]
Total assets	[1]	246,629	258,396
Total Liabilities	[1]	158,116	164,813
Assets which are pledged as collateral	[2]	189,744	187,892
Commitments	[3]	38,099	38,099
Other VIEs | Variable Interest Entity, Primary Beneficiary | Consolidated VIEs
Variable Interest Entity [Line Items]
Total assets	[1]	208,467	168,574
Total Liabilities	[1]	86,653	63,864
Assets which are pledged as collateral	[2]	176,128	137,481
Commitments	[3]	¥ 0	¥ 0

[1]	The assets of most VIEs are used only to repay the liabilities of the VIEs, and the creditors of the liabilities of most VIEs have no recourse to other assets of the Company and its subsidiaries.
[2]	The assets are pledged as collateral by VIE for financing of the VIE.
[3]	This item represents remaining balance of commitments that could require the Company and its subsidiaries to provide investments or loans to the VIE.